Consolidated Statements Of Changes In Equity (Parenthetical) (JPY ¥)	3 Months Ended		6 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Consolidated Statements Of Changes In Equity (Abstract)
Dividends per share	¥ 4	¥ 4	¥ 4	¥ 4